Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Loan Receivable [Abstract]
Schedule of Loan Receivable	The loan receivable amounts consist of the following:
	December 31, 2024	December 31, 2023
	EUR	EUR
Current assets
Short term loan receivable – related parties	311,171	19,514
	311,171	19,514